Segment Information - Operating results and assets (Details) - JPY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment Reporting Information
Revenues	¥ 3,243,371	¥ 3,475,281
Cost of revenue	2,891,963	2,898,717
Gross profit	351,408	576,564
Nonmanufacturing payroll expense (2)	364,082	346,822
Professional services expense	247,112	306,262
Selling expense	92,963	95,415
Depreciation and amortization	201,015	143,256
Commission fee	82,185	48,100
Rent expense	46,895	44,988
Recruiting and Training expense	68,414	77,830
Impairment loss on long-lived assets	84,589
Other segment items (3)	¥ 86,938	¥ 150,564
Other segment items description	Other segment items for each reportable segment includes	Other segment items for each reportable segment includes
Operating income (loss)	¥ (922,785)	¥ (636,674)
Depreciation and amortization	248,996	196,102
Total assets	7,995,808	5,827,039	¥ 8,090,671
Relaxation Salon
Segment Reporting Information
Revenues	2,902,972	3,138,956
Digital Preventative Healthcare
Segment Reporting Information
Revenues	71,954	43,694
Luxury Beauty
Segment Reporting Information
Revenues	268,445	292,631
Operating segments
Segment Reporting Information
Revenues	3,243,371	3,475,281
Operating segments | Relaxation Salon
Segment Reporting Information
Revenues	2,902,972	3,138,956
Cost of revenue	2,591,265	2,550,751
Gross profit	311,707	588,205
Nonmanufacturing payroll expense (2)	118,503	138,677
Professional services expense	25,171	19,981
Selling expense	52,488	54,493
Depreciation and amortization	189,045	128,683
Commission fee	19,461	22,469
Rent expense	11,112	10,386
Recruiting and Training expense	44,740	44,086
Impairment loss on long-lived assets	84,589
Other segment items (3)	48,211	47,203
Operating income (loss)	(281,613)	122,227
Depreciation and amortization	223,512	161,719
Total assets	5,989,194	4,078,088
Operating segments | Digital Preventative Healthcare
Segment Reporting Information
Revenues	71,954	43,694
Cost of revenue	44,525	89,278
Gross profit	27,429	(45,584)
Nonmanufacturing payroll expense (2)	40,431	48,616
Professional services expense	14,866	15,506
Selling expense	5,155	9,355
Depreciation and amortization	3,915	67
Commission fee	748	535
Recruiting and Training expense	38	465
Other segment items (3)	(30,237)	17,623
Operating income (loss)	(7,487)	(137,751)
Depreciation and amortization	16,173	15,794
Total assets	530,931	316,848
Operating segments | Luxury Beauty
Segment Reporting Information
Revenues	268,445	292,631
Cost of revenue	256,173	258,688
Gross profit	12,272	33,943
Nonmanufacturing payroll expense (2)	16,935	2,007
Selling expense	8,777	11,017
Depreciation and amortization		13
Commission fee	41	16
Recruiting and Training expense	15
Other segment items (3)	1,815	4,033
Operating income (loss)	(15,311)	16,857
Depreciation and amortization	1,257	2,761
Total assets	608,916	569,167
Corporate and elimination
Segment Reporting Information
Nonmanufacturing payroll expense (2)	188,213	157,522
Professional services expense	207,075	270,775
Selling expense	26,543	20,550
Depreciation and amortization	8,055	14,493
Commission fee	61,935	25,080
Rent expense	35,783	34,602
Recruiting and Training expense	23,621	33,279
Other segment items (3)	67,149	81,706
Operating income (loss)	(618,374)	(638,007)
Depreciation and amortization	8,055	15,828
Total assets	¥ 866,765	¥ 862,936